Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Changes in Level 3 Fair Value Measurements

	Three Months Ended March 31, 2017
(In millions)	CEC Convertible Notes	PropCo Call Right
Balance as of beginning of period	$1,600	$131
Loss in restructuring of CEOC and other	30	—
Balance as of end of period	$1,630	$131

Changes in Level 3 Fair Value Measurements

	December 31, 2016
(In millions)	CEC Convertible Notes	PropCo Call Option
Balance as of beginning of period	$—	$—
Loss in deconsolidation and restructuring of CEOC and other	1,600	131
Balance as of end of period	$1,600	$131

Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
Investments

(In millions)	Balance	Level 1	Level 2	Level 3
December 31, 2016
Assets:
Government bonds	$47	$—	$47	$—

December 31, 2015
Assets:
Equity securities	$4	$4	$—	$—
Government bonds	67	—	67	—
Total assets at fair value	$71	$4	$67	$—

Liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
Estimated Fair Value

(In millions)	Balance	Level 1	Level 2	Level 3
March 31, 2017
Liabilities:
Issuance of CEC convertible notes	$1,630	$—	$—	$1,630
Issuance of CEC common shares	2,367	—	2,367	—
PropCo Call Option	131	—	—	131
Total liabilities at fair value	$4,128	$—	$2,367	$1,761
December 31, 2016
Liabilities:
Issuance of CEC convertible notes	$1,600	$—	$—	$1,600
Issuance of CEC common shares	1,936	—	1,936	—
PropCo Call Option	131	—	—	131
Total liabilities at fair value	$3,667	$—	$1,936	$1,731

Estimated Fair Value

(In millions)	Balance	Level 1	Level 2	Level 3
December 31, 2016
Accrual for consider to be issued associated with the Restructuring:
CEC convertible notes	$1,600	$—	$—	$1,600
CEC common shares (1)	1,936	—	1,936	—
PropCo Call Right	131	—	—	131
Total liabilities at fair value	$3,667	$—	$1,936	$1,731
____________________

(1)	Includes $23 million related to the $200 million equity buyback that was reclassified from level 3 to level 2 during 2016.